Consolidated statement of profit or loss and other comprehensive income - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statements of profit or loss and other comprehensive income
Revenue		R$ 756,715	R$ 612,324	R$ 429,701
Cost of services		(467,803)	(431,419)	(325,870)
Gross profit		288,912	180,905	103,831
Sales and marketing expenses		(119,436)	(80,367)	(33,589)
General and administrative expenses		(147,458)	(154,999)	(71,667)
Research and development expenses		(64,072)	(46,308)	(15,637)
Allowance for expected credit losses		(7,789)	(6,303)	(4,205)
Goodwill impairment	[1]	(136,723)	0	0
Other income and expenses, net		(102,424)	60,572	(840)
Operating loss		(288,990)	(46,500)	(22,107)
Finance expenses		(77,245)	(51,767)	(26,580)
Finance income		33,423	32,798	19,217
Total financial income (expenses)		(43,822)	(18,969)	(7,363)
Loss before taxes		(332,812)	(65,469)	(29,470)
Deferred income tax and social contribution		91,249	23,313	8,480
Current income tax and social contribution		(1,462)	(2,490)	(441)
Total Income Tax and Social Contribution		89,787	20,823	8,039
Loss of the year		(243,025)	(44,646)	(21,431)
Items that are or may be reclassified subsequently to profit or loss
Cumulative translation adjustments from operations in foreign currency		(25,153)	35,530	1,033
Total comprehensive loss for the year		R$ (268,178)	R$ (9,116)	R$ (20,398)
Loss per share (expressed in Reais per share)
Basic		R$ (5.843)	R$ (1.369)	R$ (0.931)
Diluted		R$ (5.843)	R$ (1.369)	R$ (0.931)
Total comprehensive loss attributable to:
Owners of the Company		R$ (268,182)	R$ (9,116)	R$ (20,398)
Non-controlling interests		4	0	0
Loss attributable to:
Owners of the Company		(243,029)	(44,646)	(21,431)
Non-controlling interests		R$ 4	R$ 0	R$ 0

[1]	As of December 31, 2022, the Company recognized goodwill impairment in the amount of R$136,723. For more details see Note 11.